Document and Entity Information	12 Months Ended
Apr. 12, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Jun. 20, 2013
Registrant Name	UNIFIED SERIES TRUST
Central Index Key	0001199046
Amendment Flag	false
Document Creation Date	Jun. 20, 2013
Document Effective Date	Jun. 20, 2013
Prospectus Date	Apr. 12, 2012